Schedule of Investments California Municipal Fund Inc.^ (Unaudited)
January 31, 2023

Principal Amount		Value
Municipal Notes 158.6%
American Samoa 0.9%
$ 600,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$632,519
California 135.3%
1,000,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/2027 Pre-Refunded 4/1/2023	1,004,477
1,875,000	California Comm. Choice Fin. Clean Energy Proj. Au. Rev. Green Bond, Ser. 2021 B-1, (LOC: Morgan Stanley), 4.00%, due 2/1/2052 Putable 8/1/2031	1,900,491
	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands)
250,000	Ser. 2016-A, 5.00%, due 10/1/2028	260,996
260,000	Ser. 2016-A, 3.00%, due 10/1/2029	247,658
400,000	Ser. 2016-A, 3.00%, due 10/1/2030	377,293
1,000,000	California Ed. Facs. Au. Rev. (Green Bond- Loyola Marymount Univ.), Ser. 2018-B, 5.00%, due 10/1/2048	1,057,036
	California HFA Muni. Cert.
1,236,249	Class A, Ser. 2019-2, Class A, 4.00%, due 3/20/2033	1,252,939
973,135	Class A, Ser. 2021-1-A, 3.50%, due 11/20/2035	942,871
480,000	California Infrastructure & Econ. Dev. Bank Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	404,960(a)
525,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.), Ser. 2010, 5.13%, due 8/15/2024	525,652
1,000,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%, due 7/1/2044	1,013,695(a)
500,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%, due 7/1/2029	503,329
	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
160,000	Ser. 2015-A, 4.50%, due 10/1/2025	159,753
1,115,000	Ser. 2019-A, 5.00%, due 10/1/2049	1,049,276(a)
1,000,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	1,006,813(a)
500,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	510,896(a)
	California Muni. Fin. Au. Rev. (Biola Univ.)
375,000	Ser. 2013, 4.00%, due 10/1/2025 Pre-Refunded 10/1/2023	378,692
410,000	Ser. 2013, 4.00%, due 10/1/2026 Pre-Refunded 10/1/2023	414,036
455,000	Ser. 2013, 4.00%, due 10/1/2027 Pre-Refunded 10/1/2023	459,479
	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group)
605,000	Ser. 2014-A, 4.00%, due 1/1/2027 Pre-Refunded 7/1/2024	619,177
630,000	Ser. 2014-A, 4.00%, due 1/1/2028 Pre-Refunded 7/1/2024	644,763
330,000	Ser. 2014-A, 4.00%, due 1/1/2029 Pre-Refunded 7/1/2024	337,733
2,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.), Ser. 2018, (BAM Insured), 4.00%, due 5/15/2048	1,950,766
	California Pub. Fin. Au. Ref. (Henry Mayo Newhall Hosp.)
400,000	Ser. 2021-A, 4.00%, due 10/15/2027	413,042
360,000	Ser. 2021-A, 4.00%, due 10/15/2028	372,847
400,000	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/2030	415,253(a)
1,500,000	California Sch. Fac. Fin. Au. Rev. (Green Dot Pub. Sch. Proj.), Ser. 2018-A, 5.00%, due 8/1/2048	1,518,827(a)
	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.)
250,000	Ser. 2014-A, 4.13%, due 7/1/2024	251,893(a)
400,000	Ser. 2017-A, 4.00%, due 7/1/2023	401,064(a)
375,000	Ser. 2017-A, 5.00%, due 7/1/2025	389,625(a)
130,000	Ser. 2017-A, 5.00%, due 7/1/2027	139,063(a)
2,195,000	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 3.00%, due 6/1/2029	2,195,206
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
	California St. G.O.
$2,000,000	Ser. 2020, 3.00%, due 11/1/2050	$ 1,644,540
3,900,000	Ser. 2022, 3.00%, due 4/1/2052	3,195,259
1,000,000	Ser. 2022, 5.00%, due 9/1/2052	1,137,653
1,125,000	California St. Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences), Ser. 2018-D, (SIFMA), 2.01%, due 8/1/2047 Putable 8/1/2024	1,110,320
2,000,000	California St. Poll. Ctrl. Fin. Au. Rev. (San Jose Wtr. Co. Proj.), Ser. 2016, 4.75%, due 11/1/2046	2,046,527
710,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	71,000(a)(b)
600,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	14,835(a)(b)
550,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	368,262(a)
1,595,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	1,603,152(a)
415,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.50%, due 6/1/2031	410,435(a)
400,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/2031	403,121(a)
1,060,000	California St. Sch. Fin. Au. Ed. Facs. Rev. (New Designs Charter Sch. Administration Campus Proj.), Ser. 2019-A, 5.00%, due 6/1/2050	1,020,205(a)
190,000	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A, 5.35%, due 8/1/2024 Pre-Refunded 2/1/2024	193,764(a)
1,000,000	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.), Ser. 2019, 5.25%, due 7/1/2052	903,268(a)
1,325,000	California Statewide CDA Hosp. Rev. (Methodist Hosp. of Southern Proj.), Ser. 2018, 4.25%, due 1/1/2043	1,303,350
720,000	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2026 Pre-Refunded 10/1/2024	751,726
500,000	California Statewide CDA Rev. (Loma Linda Univ. Med. Ctr.), Ser. 2018-A, 5.50%, due 12/1/2058	506,650(a)
700,000	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/2028 Pre-Refunded 11/15/2023	714,680
600,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	601,235(a)
1,500,000	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/2029	1,548,338
1,500,000	California Statewide CDA Rev. Ref. (Redlands Comm. Hosp.), Ser. 2016, 4.00%, due 10/1/2041	1,500,061
440,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	453,347
2,055,000	California Statewide CDA Std. Hsg. Rev. (Univ. of Irvin Campus Apts. Phase IV), Ser. 2017-A, 5.00%, due 5/15/2032	2,154,892
500,000	California Statewide CDA Std. Hsg. Rev. Ref. (Baptist University), Ser. 2017-A, 5.00%, due 11/1/2032	515,285(a)
2,000,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2031	2,224,509
	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev.
350,000	Ser. 2013-A, 5.00%, due 9/1/2026 Pre-Refunded 9/1/2023	355,429
560,000	Ser. 2013-A, 5.00%, due 9/1/2027 Pre-Refunded 9/1/2023	568,686
2,000,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%, due 8/1/2024	2,047,924
1,250,000	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%, due 9/1/2025	1,302,787
1,500,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., Subser. 2014-B2, 3.50%, due 1/15/2053	1,296,822
3,935,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2021-B-2, 0.00%, due 6/1/2066	495,437
1,000,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,106,775
1,000,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/2026	1,062,316
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2)
$ 150,000	Ser. 2013, 4.00%, due 9/1/2023	$ 151,215
300,000	Ser. 2013, 4.00%, due 9/1/2024	302,536
450,000	Ser. 2013, 4.00%, due 9/1/2025	453,979
645,000	Ser. 2013, 3.50%, due 9/1/2026	647,120
690,000	Ser. 2013, 3.63%, due 9/1/2027	692,620
680,000	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/2024	704,980
1,500,000	Los Angeles City Dept. of Arpts. Arpt. Rev., Ser. 2020-C, 4.00%, due 5/15/2050	1,456,662
2,650,000	Los Angeles Co. Metro. Trans. Au. Rev. (Green Bond), Ser. 2020-A, 5.00%, due 6/1/2031	3,185,272
3,000,000	North Orange Co. Comm. College Dist. G.O., Ser. 2022-C, 4.00%, due 8/1/2047	3,048,431
1,385,000	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/2029 Pre-Refunded 8/1/2024	1,080,934
885,000	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/2024	892,804
1,250,000	Palomar Hlth. Ref. Rev., Ser. 2016, 4.00%, due 11/1/2039	1,204,313
1,000,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.), Ser. 2014, (AGM Insured), 5.00%, due 9/1/2027	1,041,854
475,000	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road), Ser. 2013, 5.00%, due 9/1/2025	475,797
300,000	Riverside Co. Trans. Commission Toll Rev. Ref. Sr. Lien (RCTC Number 91 Express Lanes), Ser. 2021-B-1, 4.00%, due 6/1/2046	292,936
1,500,000	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation), Ser. 2013-B, 0.00%, due 6/1/2023	1,488,155
	Romoland Sch. Dist. Spec. Tax Ref. (Comm. Facs. Dist. Number 2006-1)
100,000	Ser. 2017, 4.00%, due 9/1/2029	101,246
200,000	Ser. 2017, 4.00%, due 9/1/2030	202,317
525,000	Ser. 2017, 3.25%, due 9/1/2031	503,770
1,700,000	Sacramento Area Flood Ctrl. Agcy. Ref. (Consol Cap. Assessment Dist. Number 2), Ser. 2016-A, 5.00%, due 10/1/2047	1,797,933
	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.)
1,000,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2024	1,051,993
400,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	444,610
1,950,000	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/2033	2,128,193
500,000	Sacramento Spec. Tax (Natomas Meadows Comm. Facs. Dist. Number 2007-01), Ser. 2017, 5.00%, due 9/1/2047	513,016(a)
685,000	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/2029 Pre-Refunded 8/1/2025	715,751
	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.)
310,000	Ser. 2013, (BAM Insured), 3.25%, due 6/1/2025	310,847
575,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2026	577,200
325,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2027	326,162
270,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2028	270,948
1,000,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/2027 Pre-Refunded 8/1/2023	1,003,325
	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds
80,000	Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037	83,491
525,000	Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037 Pre-Refunded 12/1/2025	586,101
450,000	Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037 Pre-Refunded 12/1/2025	500,406
170,000	Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037	187,502
2,000,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,026,951
500,000	Tobacco Securitization Au. Southern California Tobacco Settlement Rev. Ref. (San Diego Co. Asset Securitization Corp.), Ser. 2019-A, Class 1, 5.00%, due 6/1/2048	524,136
3,000,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 6.88%, due 8/1/2037	3,694,608
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$3,500,000	William S. Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B, (AGM Insured), 0.00%, due 9/1/2026	$ 3,194,111
2,250,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/2036	2,377,804(c)
		97,994,220
Guam 3.9%
525,000	Antonio B. Won Pat Int'l Arpt. Au. Rev. Ref., Ser. 2023-A, 5.38%, due 10/1/2040	532,717(d)
500,000	Guam Gov't Bus. Privilege Tax Rev. Ref., Ser. 2021-F, 4.00%, due 1/1/2036	494,059
600,000	Guam Gov't Hotel Occupancy Tax Rev. Ref., Ser. 2021-A, 5.00%, due 11/1/2040	631,982
1,075,000	Guam Pwr. Au. Rev., Ser. 2022-A, 5.00%, due 10/1/2037	1,164,407
		2,823,165
Kansas 0.6%
	Goddard Kansas Sales Tax Spec. Oblig. Rev. (Olympic Park Star Bond Proj.)
215,000	Ser. 2019, 3.60%, due 6/1/2030	204,572
300,000	Ser. 2021, 3.50%, due 6/1/2034	267,176
		471,748
Louisiana 0.7%
500,000	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	506,012
New Jersey 0.3%
205,000	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	205,950
New York 0.9%
650,000	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/2034	646,568
Ohio 5.3%
3,815,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, 5.00%, due 6/1/2055	3,637,669
280,000	So. Ohio Port Exempt Fac. Au. Rev., (PureCycle Proj.), Ser. 2020-A, 7.00%, due 12/1/2042	203,447(a)
		3,841,116
Puerto Rico 6.8%
500,000	Puerto Rico Commonwealth G.O. (Restructured), Ser. 2021-A-1, 4.00%, due 7/1/2046	416,905
875,000	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Hosp. Auxilio Mutuo Oblig. Group Proj.), Ser. 2021, 5.00%, due 7/1/2027	947,595
3,662,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	3,607,981
		4,972,481
South Carolina 0.8%
395,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	432,011
250,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (AMT-Green Bond-Last Step Recycling LLC Proj.), Ser. 2021-A, 6.50%, due 6/1/2051	183,490(a)
		615,501
Texas 0.6%
294,783	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	5,896(a)(b)
450,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	405,000(b)
		410,896
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Virgin Islands 2.1%
$1,500,000	Matching Fund Spec. Purp. Securitization Corp. Ref., Ser. 2022-A, 5.00%, due 10/1/2039	$1,498,183
Wisconsin 0.4%
300,000	Pub. Fin. Au. Retirement Fac. Rev. Ref. (Friends Homes), Ser. 2019, 5.00%, due 9/1/2054	270,600(a)
Total Investments 158.6% (Cost $116,534,040)		114,888,959
Other Assets Less Liabilities 4.5%		3,244,290
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (63.1%)		(45,700,000)
Net Assets Applicable to Common Stockholders 100.0%		$72,433,249

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $14,889,026, which represents 20.6% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.
(c)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(d)	When-issued security. Total value of all such securities at January 31, 2023 amounted to $532,717, which represents 0.7% of net assets applicable to common stockholders of the Fund.
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$114,888,959	$—	$114,888,959
Total Investments	$—	$114,888,959	$—	$114,888,959

#	The Schedule of Investments provides information on the state/territory categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Notes to Schedule of Investments California Municipal Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement"("ASC 820"), all investments held by Neuberger Berman California Municipal Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments California Municipal Fund Inc. (Unaudited)  (cont’d)
Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.
Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments California Municipal Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.